OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of equipment and handsets
Inventories at the beginning of the year	$ (4,415)	$ (291)	$ (792)
Plus:
Incorporation by merger		(4,214)	(357)
Purchases	(10,477)	(14,781)	(438)
Other	705		538
Less:
Inventories at the end of the year	3,438	4,415	291
Cost of equipment and handsets	$ (10,749)	$ (14,871)	$ (758)